JPMorgan Floating Rate Income Fund Expense Example - R6 Shares [Member] - JPMorgan Floating Rate Income Fund - Class R6	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 966